Income Taxes (Details) - Schedule of components for the provision of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of components for the provision of income taxes [Abstract]
Current Federal and State	$ (102,200)	$ 16,500
Deferred Federal and State	368,600	(1,218,900)
Total (benefit) provision for income taxes	$ 266,400	$ (1,202,400)